Revenue - Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Net sales	$ 230,308	$ 181,277	$ 640,149	$ 507,752	$ 698,144	$ 550,846
Repurchase obligation	284,600		284,600		276,700
Sustainable, Sourcing and Traceability
Revenue
Repurchase obligation	11,000		11,000
Coffee & tea
Revenue
Net sales	146,618	111,900	408,914	323,509	445,466	344,919
Flavors, extracts & ingredients
Revenue
Net sales	26,385	25,077	81,448	72,412	98,850	72,460
Other
Revenue
Net sales	483	1,861	2,350	4,585	$ 6,697	$ 7,527
Green coffee
Revenue
Net sales	$ 56,822	$ 42,439	$ 147,437	$ 107,246